Off-Balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 262,475,591	$ 346,295,481
Values to be Credited	258,171,493	321,781,787
Values for Collection	$ 2,748,985,937	$ 1,925,323,367